Significant Events in the Reporting Period	9 Months Ended
Sep. 30, 2022
Significant Events in the Reporting Period [Abstract]
Significant events in the reporting period

Note 3:- Significant events in the reporting period

i	Grant of options to the purchase ordinary shares of the Company to employees, executive officers, CEO and Board of Directors members

On February 28, 2022, the Company’s Board of Directors approved the grant of options to purchase up to 1,327,500, 400,000 and 270,000 ordinary shares of the Company to employees and executive officers, CEO and Board of Directors members, respectively.

As of September 30, 2022, the Company granted, out the above mentioned, to employees and executive officers total of:

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Under the Israeli Share Option Plan:

On February 28, 2022, 1,105,100 options to purchase the ordinary shares of the Company, at an exercise price of NIS 19.36 (USD 5.97) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $2,222 thousands.

On March 01, 2022, 10,000 options to purchase the ordinary shares of the Company, at an exercise price of NIS 19.54 (USD 6.04) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $21 thousands.

On March 13, 2022, 15,000 options to purchase the ordinary shares of the Company, at an exercise price of NIS 18.92 (USD 5.80) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $29 thousands.

On May 01, 2022, 18,100 options to purchase the ordinary shares of the Company, at an exercise price of USD 5.64 per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $40 thousands

The grant of options to the CEO and the Board of Directors members are subject to the approval of the General Meeting of Shareholders that is expected to take place during December 2022

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Under the US Share Option Plan:

On February 28, 2022, 23,100 options to purchase the ordinary shares of the Company, at an exercise price of USD 6.10 per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $49 thousands.

On March 01, 2022, 18,100 options to purchase the ordinary shares of the Company, at an exercise price of USD 6.06 per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $41 thousands.

On March 15, 2022, 60,000 options to purchase the ordinary shares of the Company, at an exercise price of USD 5.88 per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $135 thousands.

On July 16, 2022, 60,000 options to purchase the ordinary shares of the Company, at an exercise price of USD 5.04 per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $119 thousands.

On September 01, 2022, 18,100 options to purchase the ordinary shares of the Company, at an exercise price of USD 5.16 per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $36 thousands.

-	On August 23, 2022, the Company’s Board of Directors approved the grant of 79,300 options to purchase the ordinary shares of the Company:

Under the Israeli Share Option Plan:

51,200 options to purchase the ordinary shares of the Company, at an exercise price of NIS 17.18-17.41 (USD 5.27-5.31) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $89 thousands.

Under the US Share Option Plan:

28,100 options to purchase the ordinary shares of the Company, at an exercise price of USD 5.36 per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $59 thousands.

ii	Labor strike at the Company’s manufacturing plant at Beit Kama, Israel

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On April 26, 2022, during the course of the Company’s negotiations with the Histadrut - General Federation of Labor in Israel (the “Histadrut”) and the Employees’ Committee of Kamada’s Beit Kama production facility in Israel (the “Employee’s Committee”), on the extension of a collective bargaining agreement, the Employee’s Committee elected to declare a labor strike in the Beit Kama plant.

On July 15, 2022, the Company, the Employees’s Committee, and the Histadrut, signed a new collective agreement detailing the understandings reached between the parties. The agreement will be effective through the end of 2029, while certain economic terms may be renegotiated by the parties following the lapse of the first four years of the term of the agreement. As a result of execution of the agreement the labor strike ended, and the unionized employees returned to work at the Beit Kama production facility.

As a result of the labor strike, the Company recorded, during the second quarter and the Third quarter of 2022, a loss of $3,342 and $917 thousand respectively recorded in the cost of revenues from proprietary products and was comprised of $3,082 and $917 thousands of overhead cost charges due to lower than standard production level in the second quarter and the third quarter respectively and $260 thousands in the second quarter due to loss of in-process materials.

iii	Increase in the yield of high-quality corporate bonds

As of September 30, 2022, there was an increase, compared to December 31, 2021, in the yield of high-quality corporate bonds which effect the discount rate of defined benefit obligations.

The effect of the changes in the aforementioned discount rate resulted in a reduction in the employee benefit liability, net as of September 30, 2022, in relation to December 31, 2021, in the amount of $361 thousand which were recognized against other comprehensive income in the Nine-month period that ended on September 30, 2022.

iv	During May 2022, the Company terminated a distribution agreement with a third-party engaged to distribute the Company’s proprietary products in Russia and Ukraine (the “Distributor”), and a power of attorney granted, in connection with such distribution agreement, to an affiliate of the Distributor (the “Affiliate). On July 18, 2022, the Affiliate notified the Company of the filing of a request for a conciliation hearing with the Court in Geneva relying on the terminated power of attorney and seeking damages for the alleged inability to sell the remaining product inventory previously acquired from the Company and compensation for the lost customer base. The purpose of a conciliation hearing is to explore the possibility of an out-of-court settlement and not to address the merits of the claims. The outcome of such hearing is not binding. Nonetheless, the conciliation request has not yet been formally served upon the Company, which is a procedural request to proceed with the hearing. At this stage, it is not possible to assess the prospects and scope of any claims against the Company and any potential liabilities as such conciliation request is an initial procedure and the claims are not fully substantiated. The Company intends to vigorously defend itself against any claims if and when they arise from these matters.